Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 773,653	$ 680,896
Accumulated amortization	478,330	441,599
Amortized cost	295,323	239,297
Acquired other intangible assets		288,029
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	323,348	314,511
Accumulated amortization	$ 221,855	206,567
Expected useful lives, years	10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 250,145	177,878
Accumulated amortization	$ 104,343	93,519
Expected useful lives, years	14 years
Trademark
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 200,160	188,507
Accumulated amortization	$ 152,132	$ 141,513
Expected useful lives, years	14 years